Financial Instruments - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities remaining contractual maturities	2 years	2 years
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 0	$ 0